Fair Value Measurement - Valuation Techniques and Quantitative Information About Significant Non-observable Inputs Used In Level 3 Financial Instruments (Detail) - Level 3 of fair value hierarchy [member]
$ in Millions
	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	$ 1,422	$ 1,588	$ 1,400
Financial liabilities, fair value	(1,995)	(1,009)	(294)
Deposits and other liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(409)	(742)	4
Loans mandatorily measured at FVTPL Business and government [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	687
Corporate equity [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	459	396	256
Corporate debt [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	2	2	25
Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	207	55	135
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(50)	(54)	(107)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	45	49	98
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(3)	(77)	(163)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	4	13	212
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(1,533)	(136)	(28)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	18	$ 35	$ 48
Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(387)
Other liabilities designated at FVTPL [member] | Deposits and other liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	$ (22)
Bottom of range [member] | Loans mandatorily measured at FVTPL Business and government [member] | Discounted cash flow [member] | Credit spread
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.006
Bottom of range [member] | Corporate debt [member] | Securities mandatorily measured at FVTPL [member] | Discounted cash flow [member] | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	6.9
Bottom of range [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member] | Market approach [member] | Market proxy or direct broker quote
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.5
Bottom of range [member] | Credit derivatives [member] | Securities mandatorily measured at FVTPL [member] | Discounted cash flow [member] | Credit spread
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.054
Bottom of range [member] | Equity derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Market correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.354
Bottom of range [member] | Equity derivatives [member] | Derivative Assets [member] | Market approach [member] | Market correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.468
Bottom of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Probability assumption
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	1
Bottom of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Market volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.488
Bottom of range [member] | Interest rate derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Market volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.488
Bottom of range [member] | Interest rate derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Probability assumption
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	1
Bottom of range [member] | Corporate equity limited partenrship [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member] | Earnings multiple
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	7.9
Bottom of range [member] | Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member] | Market correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	(1)
Bottom of range [member] | Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member] | Option pricing model [member] | Market volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.173
Bottom of range [member] | Other liabilities designated at FVTPL [member] | Deposits and other liabilities [member] | Option pricing model [member] | Funding ratio
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.402
Top of range [member] | Loans mandatorily measured at FVTPL Business and government [member] | Discounted cash flow [member] | Credit spread
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.021
Top of range [member] | Corporate debt [member] | Securities mandatorily measured at FVTPL [member] | Discounted cash flow [member] | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	6.9
Top of range [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member] | Market approach [member] | Market proxy or direct broker quote
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.5
Top of range [member] | Credit derivatives [member] | Derivative liabilities [member] | Market approach [member] | Market proxy or direct broker quote
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.40
Top of range [member] | Credit derivatives [member] | Securities mandatorily measured at FVTPL [member] | Discounted cash flow [member] | Credit spread
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.059
Top of range [member] | Credit derivatives [member] | Derivative Assets [member] | Market approach [member] | Market proxy or direct broker quote
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.40
Top of range [member] | Equity derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Market correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.982
Top of range [member] | Equity derivatives [member] | Derivative Assets [member] | Market approach [member] | Market correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.982
Top of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Probability assumption
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	100
Top of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Market volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	1.628
Top of range [member] | Interest rate derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Market volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	1.628
Top of range [member] | Interest rate derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Probability assumption
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	100
Top of range [member] | Corporate equity limited partenrship [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member] | Earnings multiple
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	9.8
Top of range [member] | Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member] | Market correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	100
Top of range [member] | Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member] | Option pricing model [member] | Market volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.309
Top of range [member] | Other liabilities designated at FVTPL [member] | Deposits and other liabilities [member] | Option pricing model [member] | Funding ratio
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.402